Balance Sheet Disclosures (Details 1) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Balance Sheet Disclosures [Abstract]
Accounts payable	$ 1,443,895	$ 1,317,566
Professional fees	2,273,659	49,205
Sales taxes	59,825	36,358
Compensation	260,042	354,724
Contractors	782,366	19,557
Other	42,141	40,706
Total accounts payable and accrued liabilities	$ 4,861,928	$ 1,818,116